Financial Assets at Fair Value through Profit or Loss and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2021
Current financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments
12.1 Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	9,315,317	￦	8,294,084
Financial bonds		17,897,348		16,887,594
Corporate bonds		3,997,753		5,433,010
Asset-backed securities		236,130		197,865
Beneficiary certificates		14,200,802		15,849,129
Derivative-linked securities		2,218,502		1,543,188
Other debt securities		10,549,248		14,797,822
Equity securities:
Stocks		1,632,619		1,804,507
Other equity securities		459,694		614,956
Loans:
Privately placed bonds		212,021		230,006
Other loans		125,962		39,290
Due from financial institutions:
Other due from financial institutions		100,094		200,742
Others		89,965		113,622

	￦	61,035,455	￦	66,005,815

Financial investments
Financial assets at fair value through other comprehensive income
Debt securities:
Government and public bonds	￦	14,735,340	￦	14,317,477
Financial bonds		23,194,387		21,928,735
Corporate bonds		18,721,327		18,986,005
Asset-backed securities		1,795,840		996,428
Other debt securities		9,995		30,866
Equity securities:
Stocks		2,852,158		3,588,415
Equity investments		37,602		27,211
Other equity securities		185,139		187,502
Loans:
Privately placed bonds		265,426		299,634
Other loans		27,983		13,970

		61,825,197		60,376,243

Financial assets at amortized cost
Debt securities:
Government and public bonds		17,193,289		21,447,622
Financial bonds		5,678,949		3,850,954
Corporate bonds		8,181,961		12,246,441
Asset-backed securities		5,788,587		6,899,675
Other debt securities		30,392		31,105
Less: Allowances for credit losses		(2,949)		(4,169)

		36,870,229		44,471,628

	￦	98,695,426	￦	104,847,871

Summary of Dividend Incomes from the Equity Securities
12.2 Dividend income from equity securities designated at fair value through other comprehensive income for the years ended December 31, 2020 and 2021, are as follows:

		2020				2021
		From the equity securities derecognized		From the equity securities held		From the equity securities derecognized		From the equity securities held
		(In millions of Korean won)
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	7,000	￦	11,843	￦	7,106	￦	300
	Unlisted		—		22,241		372		19,035
Equity investments			—		285		—		114
Other equity securities			—		3,755		—		6,877

		￦	7,000	￦	38,124	￦	7,478	￦	26,326

Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income
12.3 Derecognized equity securities measured at fair value through other comprehensive income for the years ended December 31, 2020 and 2021, are as follows:

		2020				2021
		Disposal price		Accumulated other comprehensive income as of disposal date		Disposal price		Accumulated other comprehensive income (loss) as of disposal date
		(In millions of Korean won)
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	516,883	￦	326,394	￦	575,288	￦	(313,427)
	Unlisted		13		13		5,577		4,559
Equity investments			3		3		—		—

		￦	516,899	￦	326,410	￦	580,865	￦	(308,868)

Summary of Provision and Reversal for the Allowance of Financial Investments
12.4 Provision (reversal) for credit losses of financial investments for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	1,537	￦	(1,144)	￦	393
Loans measured at fair value through other comprehensive income		170		(982)		(812)
Securities measured at amortized cost		216		(280)		(64)

	￦	1,923	￦	(2,406)	￦	(483)

	2020
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	4,297	￦	(229)	￦	4,068
Loans measured at fair value through other comprehensive income		202		(316)		(114)
Securities measured at amortized cost		1,916		(636)		1,280

	￦	6,415	￦	(1,181)	￦	5,234

	2021
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	7,466	￦	(385)	￦	7,081
Loans measured at fair value through other comprehensive income		237		(15)		222
Securities measured at amortized cost		1,892		(691)		1,201

	￦	9,595	￦	(1,091)	￦	8,504

Summary of Changes in the Allowances for Credit Losses of Financial Investments
12.5 Changes in allowances for credit losses of financial investments for the years ended December 31, 2020 and 2021, are as follows:

	2020
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	5,370	￦	—	￦	—
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(589)		—		—
Provision for credit losses		5,195		39		—
Others		(68)		—		73

Ending	￦	9,908	￦	39	￦	73

	2021
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	9,908	￦	39	￦	73
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(1,568)		(4)		—
Provision (reversal) for credit losses		8,512		(11)		3
Others		(32)		4		—

Ending	￦	16,820	￦	28	￦	76